Accrued Expenses and Accrued Compensation (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019
Accrued Expenses and Accrued Compensation
Accrued professional and consulting fees		$ 3,375	$ 755
Accrued software, hardware, and communication costs		228	154
Accrued litigation matter		1,100	1,100
Accrued taxes		512	335
Accrued other		1,365	796
Total	$ 3,437	$ 6,580	$ 3,140